Long-Term Debt and Other Financial Liabilities	12 Months Ended
Dec. 31, 2019
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
8.	Long-Term Debt and Other Financial Liabilities:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December31, 2019	December 31, 2018
Long-term debt and other financial liabilities	185,509	198,607
Less: Deferred financing costs	(2,443)	(3,386)
Total	183,066	195,221
Less - current portion	(183,066)	(16,195)
Long-term portion	-	179,026

Long-term debt

On March 6, 2015, the Company entered into a loan agreement with Alpha Bank A.E., for a secured loan facility in an amount of $8,750 or the Leader Alpha Bank Loan Facility. The loan was used to partially finance the acquisition of the Leadership. On July 1, 2019, the Company entered into a supplemental agreement to the facility, whereby, among other things, (i) the amount of the four scheduled quarterly amortization payments falling due within 2019 was reduced from $250 to $100 and (ii) an amount of $503 due to be repaid in the first quarter of 2019 was deferred to the final balloon installment due on March 17, 2020. As of December 31, 2019, the amount outstanding under the facility was $5,303.

On September 1, 2015, the Company entered into a loan agreement with Hamburg Commercial Bank AG, formerly known as HSH Nordbank AG, for a secured loan facility of $44,430, or the HCOB Facility. The loan was fully drawn down in 2015 and was used to pay for the acquisition of the Geniuship and the Gloriuship. The loan is repayable in quarterly installments being approximately $1,049 each, along with a balloon installment of $28,837 payable on the final maturity date, June 30, 2020.  As of December 31, 2019, the amount outstanding under the facility was $30,936.

On September 11, 2015, the Company entered into a facility agreement with UniCredit Bank AG, for a secured loan facility of $52,705. The loan was fully drawn down in 2015 and was made available to partially finance the acquisition of the Premiership, Gladiatorship and Guardianship. On November 22, 2018, the Company entered into an amendment and restatement of the facility, referred to as the Amended and Restated UniCredit Loan Facility, in order to (i) release the respective vessel-owning subsidiaries of the Gladiatorship and the Guardianship as borrowers and (ii) include as replacement borrower the vessel-owning subsidiary of the Fellowship. On July 3, 2019, the Company entered into a supplemental agreement to the Amended and Restated UniCredit Bank Loan Facility. Pursuant to its terms, among other things: (i) $2,208 of installments originally falling due within 2019 were deferred to the balloon installment on December 28, 2020, (ii) the applicable margin was increased by 1% from 3.20% to 4.20% with effect from March 26, 2019 until December 27, 2019 inclusive and reinstated to the original levels subsequently and (iii) the requirement for each borrower to hold minimum liquidity of $500 cash was cancelled. As of December 31, 2019, the amount outstanding under this facility was $37,841.

On November 4, 2015, the Company entered into a loan agreement with Alpha Bank A.E., for a secured loan facility of $33,750, or the Squire Alpha Bank Loan Facility. The loan was used to partially finance the acquisition of the Squireship. On July 1, 2019, the Company entered into a supplemental agreement to the Squire Alpha Bank Loan Facility. Pursuant to its terms, among other things: (i) the amount of the eight scheduled quarterly amortization payments falling due within 2020 and 2021 was increased from $844 to $919 (and as a result the balloon installment was reduced accordingly) and (ii) the requirement for the borrower to hold minimum liquidity of $500 cash was cancelled for 2019. The loan is repayable in eight quarterly installments of $919 each along with a balloon installment of $20,250 payable on the final maturity date, November 10, 2021. As of December 31, 2019, the amount outstanding under this facility was $27,000.

On December 2, 2015, the Company entered into a facility agreement with Natixis, for a secured loan facility of $39,412. The loan was used to partially finance the acquisition of the Championship. On September 29, 2017, Natixis entered into a deed of release and fully discharged the then outstanding balance of $35,412 of the secured term loan facility obligations to the lender for a total settlement amount of $24,000 on September 29, 2017. The first-priority mortgage over the Championship and all other securities created in favor of Natixis were irrevocably and unconditionally released pursuant to the deed of release. In the third quarter of 2017, the Company recognized a gain from the Natixis refinancing of $11,392, net of $6 refinancing charges and $14 write-off of unamortized deferred financing charges which is presented in “Gain on debt refinancing” in the consolidated statements of loss.

On May 24, 2017, the Company entered into a loan agreement with Amsterdam Trade Bank N.V. for a secured loan facility of up to $18,000 to partially finance the acquisition of the Partnership. On September 25, 2017, in order to partially fund the refinancing of the previous loan facility with Natixis dated December 2, 2015, the facility was amended and restated (the “Amended and Restated ATB Loan Facility”), increasing the loan amount by an additional tranche of $16,500, or Tranche B. The amendment and restatement of the facility did not alter the interest rate, the maturity date, the amortization and the repayment terms of the existing tranche under the loan facility, or the financial covenants applicable to the Company as guarantor. On November 7, 2018, ATB entered into a deed of release with respect to the Championship, releasing the underlying borrower in full after the settlement of the outstanding balance of $15,700 pertaining to the specific vessel tranche. The first-priority mortgage over the Championship and all other securities created in favor of ATB for the specific vessel’s tranche were irrevocably and unconditionally released pursuant to the deed of release. On February 15, 2019, Amsterdam Trade Bank N.V. entered into a further deed of release with respect to the Partnership resulting in a complete release of the facility agreement after full settlement of the outstanding balance of $16,390.

On February 13, 2019, the Company entered into a new loan facility with ATB, or the New ATB Loan Facility, in order to (i) refinance the existing indebtedness over the Partnership under the Amended and Restated ATB Loan Facility and (ii) for the financing of installation of open loop scrubber systems on the Squireship and Premiership. The New ATB Loan Facility is divided in Tranche A, relating to the refinancing of the Partnership, and Tranches B and C for the financing of the scrubber systems on the Squireship and the Premiership, respectively. Pursuant to the terms of the facility, Tranche A is repayable in sixteen equal quarterly installments being $200 each starting from February 26, 2019 and a balloon payment of $13,190 payable on November 27, 2022 and each of Tranche B and C is repayable in one quarterly installment of $162.5 and eleven quarterly installments of $189.8 starting from November 28, 2019 until August 26, 2022. As of December 31, 2019, the amount outstanding under this facility was $19,765.

On June 11, 2018, the Company entered into a $24,500 loan agreement with Blue Ocean maritime lending funds managed by EnTrustPermal for the purpose of refinancing the outstanding indebtedness of the Lordship under the previous loan facility with NSF dated November 28, 2016. The facility matures in June 2023 and can be extended until June 2025 subject to certain conditions. Specifically, the borrower has the right to sell the vessel back to the lender at a pre-agreed price of $20,800 on the fifth anniversary of the loan utilization (“Year-5 Put Option”). If the borrower elects to exercise the Year-5 Put Option, the lender has the right to extend the termination date of the loan by a further two years, in which case the exercise of the Year-5 Put Option by the borrower shall be cancelled in its entirety. Furthermore, the borrower has the right to sell the ship back to the lender at a pre-agreed price of $15,000 on the seventh anniversary of the loan utilization (“Year-7 Put Option”). If the borrower elects to exercise the Year-7 Put Option then the lenders will be obliged to purchase the ship at the pre-agreed price. The loan facility bears a weighted average all-in interest rate of 11.4% and 11.2% assuming a maturity date in June 2023 or in June 2025, respectively. The principal obligation amortizes in 20 or 28 quarterly installments, with a balloon payment of $15,300 or $9,500 due at maturity, assuming a maturity date in June 2023 or in June 2025, respectively.  As of December 31, 2019, the amount outstanding under this facility was $23,300.

Each of the facilities mentioned above is secured by a first priority mortgage over the respective vessel. The Squire Alpha Bank Loan Facility is additionally secured by a second priority mortgage over the Leadership. As of December 31, 2019, the Company was in compliance with all covenants relating to its loan facilities, except for the security cover ratio covenant under the HCOB Loan Facility. Such covenant breach can be rectified by the Company by paying the lender an amount equal to the difference of the value secured and the security requirement of approximately $936, or by providing additional security of $1,123 (Note 3). Even though as of the date of issuance of the consolidated financial statements the lenders have not declared an event of default under the loan agreement, the breach of this financial covenant constitutes an event of default with the passage of time and under certain circumstances and could result in the lender requiring immediate repayment of the outstanding loan, which matures in late June 2020. Management believes that the lender will not demand payment of the loan before its maturity, since the Company will continue to pay interest and loan installments, as they fall due under the existing loan facility.

Other Financial Liabilities - Sale and Leaseback Transactions

On June 28, 2018, the Company entered into a $26,500 sale and leaseback agreement for the Knightship with Hanchen Limited (“Hanchen”), an affiliate of AVIC International Leasing Co., Ltd., for the purpose of refinancing the outstanding indebtedness of the Knightship under the previous loan facility with NSF dated November 28, 2016. The Company’s wholly-owned subsidiary, Knight Ocean Navigation Co (“Knight”) sold and chartered back the vessel on a bareboat basis for an eight year period, having a purchase obligation of $5,299 at the end of the eighth year and having the option to repurchase the Knightship at any time following the second anniversary of the bareboat charter. Under ASC 842-40, the transaction was accounted for as a financial liability. The bareboat charter is secured by a general assignment covering earnings, insurances and requisition compensation, an account pledge agreement, a share pledge agreement of the shares of the Charterer, technical and commercial managers’ undertakings and a guarantee from the Company. Of the $26,500, $18,550 were cash proceeds, $6,625 was withheld by Hanchen as an upfront charterhire upon the delivery of the vessel, and an amount of $1,325, or Charterer’s Deposit, included in “Deposits assets, non-current” in the consolidated balance sheet, was given as a deposit by Knight to Hanchen upon the delivery of the vessel in order to secure the due observance and performance by Knight of its obligations and undertakings as per the sale and leaseback agreement. The Charterer’s Deposit can be set off against the balloon payment at maturity. The bareboat charter requires Knight to maintain an amount of $1,325 (Note 5) until June 28, 2020 or if earlier, a sub-charter in form and substance acceptable to Hanchen is available. The charterhire principal bears interest at LIBOR plus a margin of 4% and amortizes in thirty-two consecutive equal quarterly installments of approximately $456 along with a balloon payment of $5,299 at maturity on June 29, 2026. The Charterer is required to maintain a value maintenance ratio (as defined in the additional clauses of the bareboat charter) of at least 120% of the charterhire principal minus the Charterer’s Deposit and the additional amount of $1,325 (Note 5). The charterhire principal, as of December 31, 2019, was $17,142.

On November 7, 2018, the Company entered into a $23,500 sale and leaseback agreement for the Championship with Cargill International SA (“Cargill”) for the purpose of refinancing the outstanding indebtedness of the Championship under the Amended and Restated ATB Loan Facility. The Company sold and chartered back the vessel from Cargill on a bareboat basis for a five year period, having a purchase obligation at the end of the fifth year. Under ASC 842-40, the transaction was accounted for as a financial liability. The Company is required to maintain an amount of $1,600 which may be set-off against the vessel repurchase price (Note 5). Moreover, under the subject sale and leaseback agreement, an additional tranche was provided to the Company for an amount of up to $2,750 for the purpose of financing the cost associated with the acquisition and installation on board the Championship of an open loop scrubber system. The subject tranche has been placed in an escrow account and is made available gradually subject to certain progress milestones. As of December 31, 2019, $248 remained from this additional tranche, which is included in “Other current assets” in the consolidated balance sheet. The cost of the financing is equivalent to an expected fixed interest rate of 4.71% for five years. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. The Company has continuous options to buy back the vessel during the whole five-year sale and leaseback period at predetermined prices as set forth in the agreement and at the end of which period it has a purchase obligation at $14,051. Additionally, at the time of purchase, if the market value of the vessel is greater than a floor price, as set forth in the agreement, the Company will pay to Cargill 20% of the difference between the market price and the floor price. The floor price started at $30,000 on November 7, 2018 and reduces to to $22,773 at the end of the five year term.  The Company has concluded that such contingent payment shall not be accrued in the consolidated financial statements, since information available does not indicate that it is probable that a liability has been incurred (i.e., buy back option) as of the latest balance sheet date and cannot be estimated. Moreover, as part of the transaction, the Company issued 120,000 of its common shares to Cargill which were subject to customary statutory registration requirements. The fair market value of the shares on the date issued to Cargill was $1,541 and amortize over the lease term using the effective interest method.  The unamortized balance is accounted for as a deferred finance cost and is classified in other financial liabilities on the consolidated balance sheet. The charterhire principal amortizes in sixty monthly installments averaging approximately $167 each along with a balloon payment of $14,051, including the additional scrubber tranche, at maturity on November 7, 2023. The charterhire principal and the scrubber tranche, as of December 31, 2019, was $21,515 and $2,708, respectively.

All of the Company’s secured facilities (i.e., long-term debt and other financial liabilities) bear either floating interest at LIBOR plus a margin or fixed interest.

Certain of the Company’s long-term debt and other financial liabilities contain financial covenants and undertakings requiring the Company to maintain various financial ratios, including:

•	a minimum earnings before interest, taxes, depreciation and amortization (“EBITDA”) to interest coverage ratio;
•	a minimum borrower’s liquidity;
•	a minimum guarantor’s liquidity;
•	a security coverage requirement; and
•	a leverage ratio.

The Leader and Squire Alpha Bank Loan Facilities place a restriction on the Company’s ability to distribute dividends to its shareholders, pursuant to which the amount of the dividends so declared shall not exceed 50% of the Company’s net income except in case the cash and marketable securities are equal or greater than the amount required to meet the Company’s consolidated debt installments and interest payments until maturity for the Leader Alpha Bank Loan Facility and for the following eighteen-month period for the Squire Alpha Bank Loan Facility. Pursuant to the terms of the commitment letters signed on February 24, 2020, the Company expects the restrictions on its ability to distribute dividends to be removed (Note 15).

At December 31, 2019, eight of the Company’s owned vessels, having a net carrying value of $195,993, were subject to first and second priority mortgages as collateral to their long-term debt facilities. In addition, the Company’s two bareboat chartered vessels, having a net carrying value of $57,788 at December 31, 2019, have been financed through other financial liabilities (i.e., sale and leaseback agreements).

The annual principal payments required to be made after December 31, 2019, without taking into consideration the classification of all long-term debt and other financial liabilities as current as discussed in Note 3, are as follows:

Twelve month periods ending	Amount
December 31, 2020	82,726
December 31, 2021	14,058
December 31, 2022	43,960
December 31, 2023	21,011
Thereafter	23,754
Total	185,509